Vessels and other fixed assets, net (Details Narrative) $ in Thousands	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned	128
Property, Plant and Equipment, Net	$ 2,949,457	$ 3,013,038
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned	21
Property, Plant and Equipment, Net	$ 504,892
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned	95
Debt Instrument, Collateral Amount	$ 2,242,564
Second-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 463,452